Document and Entity Information	Apr. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2024
Entity Registrant Name	H&E Equipment Services, Inc.
Entity Central Index Key	0001339605
Entity Emerging Growth Company	false
Securities Act File Number	000-51759
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-0553291
Entity Address, Address Line One	7500 Pecue Lane
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70809
City Area Code	225
Local Phone Number	298-5200
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HEES
Security Exchange Name	NASDAQ